Statement of Changes In Shareholders' Equity - 1 months ended Aug. 12, 2022 - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance at Jul. 06, 2022
Beginning balance, shares at Jul. 06, 2022
Issuance of ordinary shares to founders	[1]	$ 173	24,827		$ 25,000
Issuance of ordinary shares to founders, shares		1,725,000			1,725,000
Net loss				(2,813)	$ (2,813)
Ending balance, value at Aug. 12, 2022		$ 173	$ 24,827	$ (2,813)	$ 22,187
Ending balance, shares at Aug. 12, 2022		1,725,000

[1]	Includes up to an aggregate of 225,000 ordinary shares subject to forfeiture to the extent that the underwriter’s over-allotment option is not exercised in full or in part.